Fair Value of SOL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of June 30, 2025 and December 31, 2024:

	Number	Per SOL	Amount at	Fair Value Measurement Category
June 30, 2025	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	200,900.70	$157.80	$31,702,130	$31,702,130	$-	$-

	Number	Per SOL	Amount at	Fair Value Measurement Category
December 31, 2024	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	200,936.83	$193.69	$38,919,454	$38,919,454	$-	$-

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of December 31, 2024 and December 31, 2023:

	Number	Per SOL	Amount at	Fair Value Measurement Category
December 31, 2024	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	200,936.83	$193.69	$38,919,454	$38,919,454	$-	$-

	Number	Per SOL	Amount at	Fair Value Measurement Category
December 31, 2023	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	194,403.40	$104.82	$20,377,364	$-	$20,377,364	$-

Schedule of Investment Holdings of Investments

The following represents the changes in quantity and the respective fair value of SOL for the period ended June 30, 2025:

	SOL	Fair Value
Balance at January 1, 2025	200,936.83	$38,919,454
SOL received for Staking Rewards	8,383.52	1,402,482
SOL distributed for Staking Rewards, related party	(8,646.08)	(1,445,559)
SOL distributed for Management fee, related party	(2,490.93)	(413,156)
SOL distributed for other fees	(127.26)	(16,928)
SOL received for subscriptions	2,844.62	424,154
Net realized loss on investment in SOL	-	(63,688)
Net change in unrealized depreciation on investment in SOL	-	(7,104,629)
Balance at June 30, 2025	200,900.70	$31,702,130

The following represents the changes in quantity and the respective fair value of SOL for the year ended December 31, 2024:

	SOL	Fair Value
Balance at January 1, 2024	194,403.40	$20,377,364
SOL received for Staking Rewards	15,017.95	2,369,207
SOL distributed for Staking Rewards, related party	(14,333.63)	(2,200,337)
SOL distributed for Management fee, related party	(4,840.77)	(732,320)
SOL distributed for other fees	(523.67)	(86,829)
SOL received for subscriptions	11,213.55	1,674,214
Net realized gain on investment in SOL	-	51,285
Net change in unrealized appreciation on investment in SOL	-	17,466,870
Balance at December 31, 2024	200,936.83	$38,919,454

The following represents the changes in quantity and the respective fair value of SOL for the year ended December 31, 2024:

	SOL	Fair Value
Balance at January 1, 2024	194,403.40	$20,377,364
SOL received for Staking Rewards	15,017.95	2,369,207
SOL distributed for Staking Rewards, related party	(14,333.63)	(2,200,337)
SOL distributed for Management fee, related party	(4,840.77)	(732,320)
SOL distributed for other fees	(523.67)	(86,829)
SOL received for subscriptions	11,213.55	1,674,214
Net realized gain on investment in SOL	-	51,285
Net change in unrealized appreciation on investment in SOL	-	17,466,870
Balance at December 31, 2024	200,936.83	$38,919,454

The following represents the changes in quantity and the respective fair value of SOL for the year ended December 31, 2023:

	SOL	Fair Value
Balance at January 1, 2023	129,925.40	$1,281,064
SOL received for Staking Rewards	7,925.56	235,170
SOL distributed for Staking Rewards, related party	(8,023.33)	(205,603)
SOL distributed for Management fee, related party	(2,863.65)	(76,141)
SOL distributed for other fees	(3,797.16)	(79,122)
SOL received for subscriptions	71,248.20	5,950,000
SOL distributed for redemptions	(11.62)	(237)
Net realized loss on investment in SOL	-	(1,071,656)
Net change in unrealized appreciation on investment in SOL	-	14,343,889
Balance at December 31, 2023	194,403.40	$20,377,364